UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

            Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,122,400
6.00%, 6/01/39	1,000	1,118,330
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	325,821

		2,566,551
California — 17.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,297,941
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,280,261
California State Public Works Board, LRB:
Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	505	527,301
Various Capital Projects, Series I, 5.50%, 11/01/31	1,500	1,626,420
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,535,282
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,025	1,144,525
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,049,700
Los Angeles County Public Works Financing Authority, LRB, Multiple Capital Projects II, 5.00%, 8/01/42	1,575	1,579,284
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,242,022
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,502,335
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,060,880
Municipal Bonds	Par (000)	Value
California (concluded)
Sacramento California Municipal Utility District, RB, Series A, 5.00%, 8/15/37	$1,065	$1,105,598
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,224,652
University of California Medical Center, Refunding RB, Series J, 5.25%, 5/15/38	2,355	2,452,968
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	380	402,963

		22,032,132
Colorado — 4.0%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,393,455
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,582,491

		4,975,946
Florida — 14.0%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,798,943
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	217,603
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	4,215	4,586,932
County of Miami-Dade Florida, Refunding RB:
Transit System Sales Surtax, 5.00%, 7/01/42	5,150	5,239,713
Water & Sewer System, Series B, 5.25%, 10/01/29	1,845	2,009,021
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	794,356

		17,646,568
Georgia — 2.3%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	2,837,225

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois — 16.9%
Chicago Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	$3,000	$3,064,110
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	825	856,523
Series C, 6.50%, 1/01/41	3,740	4,189,511
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	1,000	1,026,660
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	515	523,796
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,406,028
Sales Tax Receipts, 5.25%, 12/01/36	415	423,420
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,427,993
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	735	767,186
5.25%, 12/01/43	3,000	3,011,580
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,024,169
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,003,865
6.00%, 6/01/28	260	283,054
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	1,000	1,016,340
5.50%, 7/01/38	270	269,625

		21,293,860
Indiana — 2.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,534,832
Municipal Bonds	Par (000)	Value
Louisiana — 1.7%
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	$375	$423,750
Series A-2, 6.00%, 1/01/23	150	169,500
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	740	768,838
5.50%, 5/15/29	790	813,408

		2,175,496
Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	1,995	2,079,269
Michigan — 5.1%
City of Detroit Michigan, RB, Water Supply System, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,727,540
City of Detroit Michigan, Refunding RB, Sewage Disposal System Senior Lien (AGM):
Series B, 7.50%, 7/01/33	580	617,445
Series C-1,7.00%, 7/01/27	2,495	2,625,938
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/39	1,205	1,442,939

		6,413,862
Minnesota — 3.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,680	4,201,456
Mississippi — 1.8%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,186,760
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,067,940

		2,254,700

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 1.8%
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	$2,000	$2,216,360
New Jersey — 6.6%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,339,585
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,600,845
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	1,620	1,721,283
Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,153,860
Rutgers - The State University of New Jersey, Refunding RB:
Series J, 5.00%, 5/01/32	825	889,210
Series L, 5.00%, 5/01/32	510	549,693

		8,254,476
New York — 2.2%
City of New York New York Transitional Finance Authority Building Aid, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,784,390
Ohio — 1.4%
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	180	182,596
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,078,660
5.25%, 2/15/31	470	504,371

		1,765,627
Pennsylvania — 0.8%
Pennsylvania Higher Educational Facilities Authority, RB, Temple University, 1st Series, 5.00%, 4/01/42	1,000	1,019,050
South Carolina — 6.2%
City of North Charleston South Carolina, RB, Public Facilities Corp., Installment Purchase, 5.00%, 6/01/35	6,000	6,197,220
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
County of Charleston South Carolina, RB, Special Source, Series 2013, 5.25%, 12/01/38 (a)	$1,525	$1,636,660

		7,833,880
Texas — 18.0%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,000	2,126,780
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,055,058
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A, (AGC):
6.00%, 11/15/35	2,600	2,944,214
6.00%, 11/15/36	2,215	2,515,332
5.38%, 11/15/38	1,000	1,062,810
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,091,910
Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,769,406
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,072,360
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,000	1,072,900
North Texas Tollway Authority, Refunding RB, 1st Tier: (AGM), 6.00%, 1/01/43	1,000	1,077,560
Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,634,265
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	473,466
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	2,725	2,765,303

		22,661,364
Virginia — 1.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	386,750

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (b)	$1,000	$1,257,880

		1,644,630
Washington — 1.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,097,549
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	852,288

		1,949,837
Total Municipal Bonds — 112.2%		141,141,511

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama — 1.2%
City of Mobile Alabama Board of Water and Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,563,180
California — 10.0%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	11,488,156
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,000	1,042,808

		12,530,964
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (d)	760	846,985
Illinois — 2.6%
Illinois State Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,234,409
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	988,727
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Nevada — 5.3%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	$2,000	$2,259,500
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,399,300

		6,658,800
New Jersey — 6.6%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (b)	329	369,059
6.00%, 12/15/34	671	752,591
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (d)	6,020	6,206,259
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,000	1,041,251

		8,369,160
New York — 12.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,219,259
Series FF, 5.00%, 6/15/45	3,019	3,101,350
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	900	963,988
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,066,852
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	2,955	3,084,872
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,740	1,854,196

		15,290,517

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Texas — 5.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,456	$4,459,543
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	2,310	2,478,399

		6,937,942
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,014,717
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 45.7%		57,435,401
Total Long-Term Investments (Cost — $194,082,859) — 157.9%		198,576,912

Short-Term Securities
Municipal Bonds — 0.4%
California Pollution Control Financing Authority, RB, VRDN, Air Products & Chemicals, Inc., Series B, 0.07%, 12/13/13 (e)	500	500,000
Money Market Fund — 0.7%	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	869,640	$869,640
Total Short-Term Securities (Cost — $1,369,640) — 1.1%		1,369,640
Total Investments (Cost — $195,452,499*) — 159.0%		199,946,552
Other Assets Less Liabilities — 0.7%		853,400
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.1%)		(32,861,768)
VMTP Shares, at Liquidation Value — (33.6%)		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$125,738,184

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$162,960,559

Gross unrealized appreciation	$7,882,224
Gross unrealized depreciation	(3,741,095)

Net unrealized appreciation	$4,141,129

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Securities, LLC	$1,636,660	$20,603

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to July 1, 2020 is $7,491,042.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	452,174	417,466	869,640	—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	EDA	Economic Development Authority
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	IDA	Industrial Development Authority
	IDB	Industrial Development Board
	ISD	Independent School District
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family
	VRDN	Variable Rate Demand Notes

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(78)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$9,877,969	$49,884

6	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$198,576,912	—	$198,576,912
Short-Term Securities	$869,640	500,000	—	1,369,640

Total	$869,640	$199,076,912	—	$199,946,552

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$49,884	—	—	$49,884

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$139,000	—	—	$139,000
Liabilities:
Bank overdraft	—	$(3,850)	—	(3,850)
TOB trust certificates	—	(32,844,864)	—	(32,844,864)
VMTP Shares	—	(42,200,000)	—	(42,200,000)

Total	$139,000	$(75,048,714)	—	$(74,909,714)

There were no transfers between levels during the period ended November 30, 2013.

8	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date:	January 24, 2014